Deposits by Banks - Schedule of Deposits by Banks (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of deposits from banks [line items]
Deposits from banks	£ 17,221	£ 12,708
Items in Course of Transmission [member]
Disclosure of deposits from banks [line items]
Deposits from banks	262	303
Deposits Held as Collateral [member]
Disclosure of deposits from banks [line items]
Deposits from banks	4,048	1,760
Other Deposits [member]
Disclosure of deposits from banks [line items]
Deposits from banks	12,891	£ 10,645
Amounts due to Santander UK subsidiaries [member]
Disclosure of deposits from banks [line items]
Deposits from banks	£ 20